Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2023
Inventories, Net [Abstract]
Schedule of inventories

YS Group’s inventories consist of the following:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Raw materials	57,926,980	50,453,180	$7,342,169
Work in progress	40,795,744	61,275,177	8,917,033
Finished goods	73,285,870	78,432,041	11,413,775
Allowance for slow-moving or obsolete inventories	(5,503,029)	(4,779,446)	(695,526)
Inventories, net	166,505,565	185,380,952	$26,977,451

Schedule of movements in the allowance for slow-moving or obsolete inventories

The movements in the allowance for slow-moving or obsolete inventories are as follows:

	Year Ended March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	41,301,797	5,503,029	$800,825
Additions	4,393,629	3,670,046	534,081
Inventories written off	(40,192,397)	(4,393,629)	(639,380)
Balance at end of the year	5,503,029	4,779,446	$695,526